COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	22.9%
BANKS	4.4%
Bank of America Corp., 6.00%, Series GG(a)		32,935	$857,628
Dime Community Bancshares, Inc., 5.50%(a)		56,453	1,349,791
Fifth Third Bancorp, 6.625% to 12/31/23, Series I(a),(b)		41,025	1,071,163
First Horizon Corp., 4.70%, Series F(a)		43,000	948,150
Huntington Bancshares, Inc., 5.70%, Series C(a)		25,451	633,730
JPMorgan Chase & Co., 6.00%, Series EE(a)		24,000	631,680
Merchants Bancorp/IN, 6.00%, Series C(a)		85,000	2,125,000
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(b)		10,824	289,975
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		24,217	631,337
Signature Bank/New York NY, 5.00%, Series a(a)		44,333	1,006,359
Texas Capital Bancshares, Inc., 5.75%, Series B(a)		84,175	2,104,375
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(a),(b)		37,633	914,858

			12,564,046

ELECTRIC	1.7%
CMS Energy Corp., 5.875%, due 10/15/78		10,373	267,727
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		162,000	4,767,660

			5,035,387

ELECTRIC—FOREIGN	0.9%
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)		19,552	442,266
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		47,325	1,037,364
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		47,732	981,847

			2,461,477

FINANCIAL	2.0%
DIVERSIFIED FINANCIAL SERVICES	1.2%
Carlyle Finance LLC, 4.625%, due 5/15/61		16,711	363,965
Federal Agricultural Mortgage Corp., 4.875%, Series G(a)		61,509	1,366,730
Synchrony Financial, 5.625%, Series A(a)		67,180	1,636,505

			3,367,200

INVESTMENT ADVISORY SERVICES—FOREIGN	0.4%
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		25,091	506,085
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		34,586	767,118

			1,273,203

		Shares	Value
INVESTMENT BANKER/BROKER	0.4%
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		7,341	$196,078
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		40,758	1,083,348

			1,279,426

TOTAL FINANCIAL			5,919,829

INDUSTRIALS—CHEMICALS	1.1%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		19,844	525,866
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		71,955	1,891,697
CHS, Inc., 7.50%, Series 4(a)		24,826	687,184

			3,104,747

INSURANCE	4.3%
LIFE/HEALTH INSURANCE	2.1%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		22,205	587,544
Athene Holding Ltd., 5.625%, Series B(a)		31,058	768,375
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		18,452	489,532
Athene Holding Ltd., 4.875%, Series D(a)		50,400	1,095,192
Brighthouse Financial, Inc., 5.375%, Series C(a)		88,800	2,023,752
Equitable Holdings, Inc., 5.25%, Series A(a)		41,653	982,594

			5,946,989

MULTI-LINE	0.5%
American International Group, Inc., 5.85%, Series A(a)		23,121	600,221
Kemper Corp., 5.875% to 3/15/27, due 3/15/62(b)		34,650	860,360

			1,460,581

PROPERTY CASUALTY	0.9%
Assurant, Inc., 5.25%, due 1/15/61		19,360	449,539
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b)		79,150	2,080,062

			2,529,601

REINSURANCE	0.3%
Arch Capital Group Ltd., 5.45%, Series F(a)		38,520	940,658

REINSURANCE—FOREIGN	0.5%
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(a)		12,480	318,240
SiriusPoint Ltd., 8.00% to 2/26/26, Series B (Bermuda)(a),(b)		48,400	1,271,468

			1,589,708

TOTAL INSURANCE			12,467,537

		Shares	Value
INTEGRATED TELECOMMUNICATIONS SERVICES	2.7%
Telephone and Data Systems, Inc., 6.625%, Series UU(a)		82,867	$2,050,130
Telephone and Data Systems, Inc., 6.00%, Series VV(a)		84,101	1,943,574
United States Cellular Corp., 5.50%, due 3/1/70		61,200	1,373,940
United States Cellular Corp., 5.50%, due 6/1/70		40,319	906,371
United States Cellular Corp., 6.25%, due 9/1/69		59,050	1,477,431

			7,751,446

PIPELINES	1.8%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		132,638	3,273,506
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		78,522	1,944,205

			5,217,711

PIPELINES—FOREIGN	0.4%
Enbridge, Inc., 2.983% to 9/1/25, Series 15 (Canada)(a),(b)		36,891	540,019
TC Energy Corp., 3.351% to 11/30/25, Series 11 (Canada)(a),(b)		26,957	492,284

			1,032,303

REAL ESTATE	3.6%
DATA CENTERS	0.5%
KKR Real Estate Finance Trust, Inc., 6.50%, Series A(a)		65,000	1,586,000

DIVERSIFIED	0.9%
Urstadt Biddle Properties, Inc., 5.875%, Series K(a)		100,000	2,511,000

HOTEL	0.4%
Pebblebrook Hotel Trust, 6.375%, Series G(a)		46,400	1,146,080

NET LEASE	0.5%
Spirit Realty Capital, Inc., 6.00%, Series A(a)		55,000	1,383,800

OFFICE	1.1%
Brookfield Property Partners LP, 5.75%, Series A(a)		36,050	759,934
Brookfield Property Partners LP, 6.50%, Series A-1(a)		64,780	1,378,518
Brookfield Property Preferred LP, 6.25%, due 7/26/81		20,000	450,000
Hudson Pacific Properties, Inc., 4.75%, Series C(a)		21,222	456,910

			3,045,362

RESIDENTIAL—SINGLE FAMILY	0.2%
American Homes 4 Rent, 6.25%, Series H(a)		25,825	666,543

TOTAL REAL ESTATE			10,338,785

UTILITIES—GAS	0.0%
South Jersey Industries, Inc., 5.625%, due 9/16/79		3,510	70,551

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$68,653,137)			65,963,819

		Principal Amount		Value

PREFERRED SECURITIES—CAPITAL SECURITIES	114.1%
BANKS	33.1%
AgriBank FCB, 6.875% to 1/1/24(a),(b)		26,000	†	$2,756,000
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a),(b)		$1,167,000		1,102,156
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		2,735,000		2,495,687
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		3,352,000		3,389,040
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		1,800,000		1,878,750
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		4,620,000		4,787,244
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		3,151,000		3,300,673
Bank of America Corp., 8.05%, due 6/15/27, Series B		1,815,000		2,144,844
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a),(b)		833,000		776,856
Citigroup Capital III, 7.625%, due 12/1/36, (TruPS)		4,115,000		5,594,802
Citigroup, Inc., 3.875% to 2/18/26(a),(b)		3,680,000		3,477,600
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)		650,000		625,625
Citigroup, Inc., 4.15% to 11/15/26, Series Y(a),(b)		1,130,000		1,061,494
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)		1,289,000		1,279,332
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		750,000		763,327
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		1,043,000		1,056,663
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		2,300,000		2,347,265
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		2,259,000		2,364,495
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		777,000		810,061
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		800,000		786,000
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		25,000	†	2,540,750
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		2,534,000		2,641,695
Comerica, Inc., 5.625% to 7/1/25(a),(b)		1,212,000		1,260,480
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (TruPS)(c)		457,869		576,950
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(c)		1,850,000		1,942,500
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(c)		50,000	†	5,056,325
Fifth Third Bancorp, 4.50% to 9/30/25, Series L(a),(b)		600,000		591,000
First Horizon Bank, 3.75% (3 Month US LIBOR + 0.85%, Floor 3.75%), 144A (FRN)(a),(c),(d)		1,537	†	1,337,766
Goldman Sachs Capital I, 6.345%, due 2/15/34, (TruPS)		681,000		802,774
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		1,481,000		1,516,618
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)		678,000		622,065
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(a),(b)		949,000		891,111
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)		1,020,000		1,012,350
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)		723,000		756,620

		Principal Amount	Value
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b)		$737,000	$690,938
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)		641,000	619,366
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		692,000	690,132
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		4,103,000	4,208,139
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)		608,000	616,512
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		3,230,000	3,372,718
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)		620,000	647,125
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)		2,580,000	2,389,725
SVB Financial Group, 4.25% to 11/15/26, Series D(a),(b)		2,410,000	2,233,769
SVB Financial Group, 4.70% to 11/15/31, Series E(a),(b)		1,280,000	1,147,200
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		1,509,000	1,548,988
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		1,056,000	1,076,064
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		1,119,000	1,086,829
US Bancorp, 3.70% to 1/15/27(a),(b)		912,000	827,640
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		4,994,000	4,790,120
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		2,460,000	2,576,358
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)		470,000	474,700
Wells Fargo & Co., 5.95%, due 12/15/36		1,712,000	2,025,626
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		249,000	318,344

			95,687,211

BANKS—FOREIGN	40.0%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(e),(f)		1,600,000	1,746,931
Abanca Corp. Bancaria SA, 7.50% to 10/2/23 (Spain)(a),(b),(e),(f)		600,000	683,915
AIB Group PLC, 6.25% to 6/23/25 (Ireland)(a),(b),(e),(f)		600,000	688,524
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(c),(f)		1,200,000	1,290,402
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (Spain)(a),(b),(f)		800,000	779,000
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(f)		400,000	402,500
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(e),(f)		800,000	880,809
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(e),(f)		400,000	448,804
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)[a,b,e,f]		800,000	865,364
Banco Mercantil del Norte SA/Grand Cayman, 5.875% to 1/24/27, 144A (Mexico)(a),(b),(c),(f)		400,000	371,000
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)(a),(b),(c),(f)		800,000	739,200
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		1,800,000	1,873,800
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(c)		2,300,000	2,380,439

	Principal Amount	Value
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(e),(f)	$700,000	$799,414
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)	1,400,000	1,687,561
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)	1,380,000	1,383,450
Barclays PLC, 5.875% to 9/15/24 (United Kingdom)(a),(b),(e),(f)	400,000	528,439
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(f)	2,000,000	2,045,000
Barclays PLC, 6.375% to 12/15/25 (United Kingdom)(a),(b),(e),(f)	800,000	1,087,839
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(f)	1,000,000	1,385,341
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(e),(f)	400,000	540,577
Barclays PLC, 7.75% to 9/15/23 (United Kingdom)(a),(b),(f)	800,000	831,228
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(f)	3,400,000	3,600,600
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(c),(f)	1,780,000	1,845,415
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(c),(f)	765,000	826,678
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(c),(f)	2,000,000	2,156,390
Commerzbank AG, 6.125% to 10/9/25 (Germany)(a),(b),(e),(f)	800,000	910,067
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	1,400,000	1,420,957
Coventry Building Society, 6.875% to 9/18/24 (United Kingdom)(a),(b),(e),(f)	400,000	545,207
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(f)	2,300,000	2,390,275
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c),(f)	2,700,000	2,853,563
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(f)	650,000	724,848
Credit Suisse Group AG, 6.25% to 12/18/24, 144A (Switzerland)(a),(b),(c),(f)	1,200,000	1,213,448
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(c),(f)	3,000,000	2,968,710
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(c),(f)	2,800,000	2,831,920
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(c),(f)	2,887,000	2,993,458
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(c),(f)	2,400,000	2,442,600
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(a),(b),(e),(f)	1,600,000	1,657,354
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(b),(f)	2,000,000	1,960,000
Deutsche Bank AG, 6.75% to 10/30/28 (Germany)(a),(b),(e),(f)	1,400,000	1,586,307
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(f)	2,400,000	2,472,720
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(c)	930,000	1,373,182
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a),(b),(f)	1,400,000	1,428,000

	Principal Amount	Value
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(b),(f)	$567,000	$585,286
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)	2,200,000	2,279,299
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(f)	1,400,000	1,428,000
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)(b),(e)	800,000	845,702
ING Groep N.V., 5.75% to 11/16/26 (Netherlands(a),(b),(f)	2,600,000	2,616,471
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(f)	1,600,000	1,662,112
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(e),(f)	1,600,000	1,653,667
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(c),(f)	1,600,000	1,676,000
Lloyds Banking Group PLC, 6.75% to 6/27/26 (United Kingdom)(a),(b),(f)	1,600,000	1,681,784
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)	1,737,000	1,826,178
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(f)	1,600,000	1,701,186
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(a),(b),(c),(f)	1,400,000	1,396,269
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a),(b),(e),(f)	600,000	797,090
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(f)	3,200,000	3,275,680
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)	1,600,000	1,740,184
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(c),(f)	400,000	419,880
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(a),(b),(e),(f)	400,000	406,897
Royal Bank of Canada, 3.65% to 10/24/26, due 11/24/81 (Canada)(b)	400,000	284,423
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)	1,800,000	1,429,158
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(b),(c),(f)	1,800,000	1,683,108
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(c),(f)	1,760,000	1,782,000
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(c),(f)	3,400,000	3,561,500
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(c),(f)	1,600,000	1,729,240
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(c),(f)	2,150,000	2,231,679

		Principal Amount	Value
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(b),(e),(f)		$600,000	$620,250
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(a),(b),(e),(f)		1,000,000	1,006,523
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		2,400,000	2,520,000
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(c),(f)		2,400,000	2,505,612
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		2,000,000	2,125,846
Unicaja Banco SA, 4.875% to 11/18/26 (Spain)(a),(b),(e),(f)		400,000	405,949
UniCredit SpA, 6.625% to 6/3/23 (Italy)(a),(b),(e),(f)		400,000	457,434
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(e),(f)		600,000	718,943
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		2,600,000	2,722,356

			115,416,942

ELECTRIC	2.6%
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)		1,168,000	1,079,895
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		1,421,000	1,381,297
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		1,360,000	1,353,200
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		970,000	982,736
Southern California Edison Co., 4.516% (3 Month US LIBOR + 4.199%), Series E (FRN)(a),(d)		1,000,000	995,000
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		1,772,000	1,638,303

			7,430,431

ELECTRIC—FOREIGN	1.5%
Electricite de France SA, 2.625% to 12/1/27 (France)(a),(b),(e)		1,000,000	993,536
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		3,169,000	3,347,256

			4,340,792

FINANCIAL	5.5%
CREDIT CARD	0.4%
American Express Co., 3.55% to 9/15/26(a),(b)		651,000	594,884
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		500,000	521,590

			1,116,474

DIVERSIFIED FINANCIAL SERVICES	1.3%
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(b),(c)		620,000	570,400
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(c)		878,000	832,118
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(c)		1,075,000	1,020,786
ILFC E-Capital Trust I, 4.05% (30 Year CMT + 1.55%), due 12/21/65, 144A (FRN) (TruPS)(c),(d)		1,504,000	1,191,920

			3,615,224

		Principal Amount	Value
INVESTMENT ADVISORY SERVICES—FOREIGN	0.4%
Julius Baer Group Ltd., 4.875% to 10/8/26 (Switzerland)(a),(b),(e),(f)		$1,200,000	$1,168,356

INVESTMENT BANKER/BROKER	3.2%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		1,313,000	1,180,873
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		4,165,000	3,993,193
Charles Schwab Corp./The, 5.00% to 6/1/27(a),(b)		1,480,000	1,478,224
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		2,518,000	2,606,130

			9,258,420

LEASING—FOREIGN	0.2%
AerCap Global Aviation Trust, 6.50% to 6/15/25, due 6/15/45, 144A (Ireland)(b),(c)		700,000	686,826

TOTAL FINANCIAL			15,845,300

FOOD	0.8%
Land O’ Lakes, Inc., 7.00%, 144A(a),(c)		1,100,000	1,159,961
Land O’ Lakes, Inc., 7.25%, 144A(a),(c)		1,190,000	1,264,940

			2,424,901

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.3%
General Electric Co., 4.156% (3 Month US LIBOR + 3.33%), Series D (FRN)(a),(d)		786,000	756,525

INSURANCE	13.5%
FINANCE	0.4%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(b),(c)		1,148,000	1,084,762

LIFE/HEALTH INSURANCE	3.8%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		1,850,000	1,822,250
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(c)		1,323,000	1,580,985
MetLife, Inc., 9.25%, due 4/8/38, 144A(c)		3,509,000	4,566,962
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(c)		1,730,000	1,582,950
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(c)		1,474,000	1,365,292

			10,918,439

		Principal Amount	Value
LIFE/HEALTH INSURANCE—FOREIGN	2.9%
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(c)		$ 2,793,000	$2,886,901
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(e)		1,220,000	1,256,753
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(e)		1,351,000	1,405,378
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(e),(f)		1,000,000	1,008,265
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(e),(f)		1,200,000	1,121,126
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(a),(b),(e),(f)		600,000	835,997

			8,514,420

MULTI-LINE	0.8%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		1,155,000	1,164,471
Hartford Financial Services Group, Inc./The, 2.631% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		1,400,000	1,239,705

			2,404,176

MULTI-LINE—FOREIGN	0.6%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(c)		1,300,000	1,662,609
AXA SA, 8.60%, due 12/15/30 (France)		175,000	231,809

			1,894,418

PROPERTY CASUALTY	2.3%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		1,805,000	1,913,300
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		1,390,000	1,327,450
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		1,770,000	1,771,788
Markel Corp., 6.00% to 6/1/25(a),(b)		1,545,000	1,601,006

			6,613,544

PROPERTY CASUALTY—FOREIGN	1.8%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(e)		1,800,000	1,820,781
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(a),(b),(e),(f)		400,000	472,415
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(e)		1,000,000	936,000
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(c)		1,800,000	1,847,250

			5,076,446

		Principal Amount	Value
REINSURANCE	0.9%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		$645,000	$632,100
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(c)		2,086,000	1,976,485

			2,608,585

TOTAL INSURANCE			39,114,790

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.9%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		2,125,000	1,934,217
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		500,000	553,348

			2,487,565

OIL & GAS—FOREIGN	2.4%
BP Capital Markets PLC, 4.25% to 3/22/27 (United Kingdom)(a),(b),(e)		200,000	260,619
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		1,470,000	1,481,760
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		5,112,000	5,140,755

			6,883,134

PIPELINES	1.3%
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		1,400,000	1,379,420
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		2,347,000	2,294,193

			3,673,613

PIPELINES—FOREIGN	5.7%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		3,400,000	3,527,500
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		1,724,000	1,769,056
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		1,970,000	2,043,179
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		3,007,000	3,012,262
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		1,348,000	1,364,473
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		4,807,000	4,870,837

			16,587,307

		Principal Amount	Value
REAL ESTATE—RETAIL—FOREIGN	1.7%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(c)		$2,500,000	$2,456,250
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(c)		2,500,000	2,456,250

			4,912,500

UTILITIES	4.8%
ELECTRIC	3.9%
Edison International, 5.00% to 12/15/26, Series B(a),(b)		2,601,000	2,447,541
Edison International, 5.375% to 3/15/26, Series A(a),(b)		2,320,000	2,244,020
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(b)		1,066,000	985,271
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(b)		1,790,000	1,675,613
Sempra Energy, 4.875% to 10/15/25(a),(b)		3,770,000	3,798,275

			11,150,720

ELECTRIC—FOREIGN	0.7%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		2,224,000	2,078,495

GAS	0.2%
South Jersey Industries, Inc., 5.02%, due 4/15/31		610,000	599,959

TOTAL UTILITIES			13,829,174

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$330,997,981)			329,390,185

		Shares
SHORT-TERM INVESTMENTS	5.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17%(g)		16,170,607	16,170,607

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$16,170,607)			16,170,607

		Value
PURCHASED OPTION CONTRACTS (Premiums paid—$315,880)	0.2%	$639,190

TOTAL INVESTMENTS IN SECURITIES(h) (Identified cost—$416,137,605)	142.8%	412,163,801
WRITTEN OPTION CONTRACTS (Premiums received—$170,337)	(0.1)	(364,923)
LIABILITIES IN EXCESS OF OTHER ASSETS	(42.7)	(123,126,368)

NET ASSETS (Equivalent to $24.00 per share based on 12,026,622 shares of common stock outstanding)	100.0%	$288,672,510

Over-the-Counter Option Contracts

Purchased Options Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(i)	Premiums Paid	Value
Option to receive 3-month LIBOR Quarterly, Pay 1.75% Semiannually, maturing 4/5/32	Goldman Sachs International	1.75%	4/1/22	$2,727,500	$45,528	$153,084
Option to receive USD-SOFR-OIS Annually, Pay 2.00% Annually, maturing 8/29/32	Goldman Sachs International	2.00	8/25/22	15,053,000	270,352	486,106
				$17,780,500	$315,880	$639,190

Written Options Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(i)	Premiums Received	Value
Option to pay 3-month LIBOR Quarterly, Receive 2.05% Semiannually, maturing 4/5/32	Goldman Sachs International	2.05%	4/1/22	$(2,727,500)	$(24,323)	$(79,864)
Option to pay USD-SOFR-OIS Annually, Receive 2.30% Annually, maturing 8/29/32	Goldman Sachs International	2.30	8/25/22	(15,053,000)	(146,014)	(285,059)
				$(17,780,500)	$(170,337)	$(364,923)

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)[j]	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 30,000,000	0.548%	Monthly	0.396%	Monthly	9/15/25	$1,883,937	$—	$1,883,937
39,000,000	1.181	Monthly	0.396	Monthly	9/15/26	1,962,545	—	1,962,545
40,000,000	0.930	Monthly	0.396	Monthly	9/15/27	2,860,809	—	2,860,809
						$6,707,291	$—	$6,707,291

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	3,525,771	USD	2,780,248	4/4/22	$(40,015)
Brown Brothers Harriman	EUR	600,000	USD	654,285	4/4/22	(9,465)
Brown Brothers Harriman	EUR	491,948	USD	540,982	4/4/22	(3,235)
Brown Brothers Harriman	EUR	254,164	USD	279,214	4/4/22	(1,955)
Brown Brothers Harriman	EUR	668,913	USD	743,392	4/4/22	3,407
Brown Brothers Harriman	EUR	1,871,991	USD	2,105,391	4/4/22	34,501
Brown Brothers Harriman	EUR	8,020,386	USD	9,020,368	4/4/22	147,818
Brown Brothers Harriman	GBP	203,049	USD	272,480	4/4/22	5,744
Brown Brothers Harriman	GBP	528,250	USD	706,899	4/4/22	12,963
Brown Brothers Harriman	GBP	4,486,759	USD	6,020,961	4/4/22	126,932

Forward Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	USD	2,824,843	CAD	3,525,771	4/4/22	$(4,580)
Brown Brothers Harriman	USD	10,797,185	EUR	9,747,039	4/4/22	(14,525)
Brown Brothers Harriman	USD	1,890,543	EUR	1,706,667	4/4/22	(2,543)
Brown Brothers Harriman	USD	182,724	EUR	165,324	4/4/22	165
Brown Brothers Harriman	USD	313,498	EUR	288,372	4/4/22	5,514
Brown Brothers Harriman	USD	6,590,073	GBP	5,015,009	4/4/22	(2,108)
Brown Brothers Harriman	USD	266,821	GBP	203,049	4/4/22	(85)
Brown Brothers Harriman	CAD	3,450,176	USD	2,763,612	5/3/22	4,223
Brown Brothers Harriman	EUR	1,698,552	USD	1,882,947	5/3/22	2,320
Brown Brothers Harriman	EUR	10,195,809	USD	11,302,666	5/3/22	13,924
Brown Brothers Harriman	EUR	1,512,385	USD	1,688,723	5/3/22	14,219
Brown Brothers Harriman	GBP	204,942	USD	269,234	5/4/22	64
Brown Brothers Harriman	GBP	4,966,956	USD	6,525,140	5/4/22	1,552
						$294,835

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note:	Percentages indicated are based on the net assets of the Fund.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $86,733,709 which represents 30.0% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Variable rate. Rate shown is in effect at March 31, 2022.
(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $43,511,752 which represents 15.1% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $112,326,747 which represents 38.9% of the net assets of the Fund (26.9% of the managed assets of the Fund).

(g)	Rate quoted represents the annualized seven-day yield.
(h)	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding in connection with the Fund’s revolving credit agreement.
(i)	Represents the notional amount of the underlying swap contract.
(j)	Based on 1-Month LIBOR. Represents rates in effect at March 31, 2022.

Country Summary	% of Managed Assets
United States	52.4
United Kingdom	10.6
Canada	7.1
France	5.4
Switzerland	5.2
Australia	2.3
Germany	2.0
Netherlands	2.0
Italy	1.9
Spain	1.6
Japan	1.3
Ireland	0.9
Hong Kong	0.6
Other (includes short-term investments)	6.7

100.0

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value	$65,963,819	$65,963,819	$—	$—
Preferred Securities—Capital Securities	329,390,185	—	329,390,185	—
Short-Term Investments	16,170,607	—	16,170,607	—
Purchased Option Contracts	639,190	—	639,190	—

Total Investments in Securities(a)	$412,163,801	$65,963,819	$346,199,982	$—

Interest Rate Swap Contracts	$6,707,291	$—	$6,707,291	$—
Forward Foreign Currency Exchange Contracts	373,346	—	373,346	—

Total Derivative Assets(a)	$7,080,637	$—	$7,080,637	$—

Written Option Contracts	$(364,923)	$—	$(364,923)	$—
Forward Foreign Currency Exchange Contracts	(78,511)	—	(78,511)	—

Total Derivative Liabilities(a)	$(443,434)	$—	$(443,434)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s option contracts, interest rate swap contracts and forward foreign currency exchange contracts activity for the three months ended March 31, 2022:

	Purchased Option Contracts(a)	Written Option Contracts(a)	Interest Rate Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$17,672,125	$17,672,125	$109,000,000	$23,592,360

(a)

Notional amount for swaption contracts represents the notional amount of the underlying swap contract. Notional amount for all other option contracts is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.